EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS - Narrative (Details) $ in Millions			12 Months Ended
	Mar. 12, 2020 USD ($)	Mar. 05, 2020 USD ($)	Feb. 29, 2020 USD ($) employee	Feb. 23, 2019 USD ($) employee	Feb. 24, 2018 USD ($)	Feb. 27, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Employer contributions			$ 11.0	$ 199.3	$ 21.9
Current fiscal year contributions				150.0
Expected employer contribution next fiscal year			69.5
Employer discretionary contribution amount in 401(k)			$ 63.2	$ 45.1	44.6
Entity number of employees | employee			270,000
Number of participants in collective bargaining agreements | employee			185,000	57,000
Number of employee scheduled to expire in collective bargaining agreements | employee			45,000
Multiemployer plan contributions			$ 1,200.0	$ 1,300.0	1,200.0
UFCW Midwest Plan
Defined Benefit Plan Disclosure [Line Items]
Withdrawal obligation recorded			80.0
Pension
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			1,743.7	1,847.0	$ 1,814.0
Payable to intermediary agent			95.1
Employer contributions			9.4	$ 197.2
Pension | Safeway Plan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			1,445.0
Pension | Shaw's Plan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			264.0
Pension | United Plan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			35.0
Safeway Inc | UFCW Midwest Plan
Defined Benefit Plan Disclosure [Line Items]
Withdrawal obligation recorded						$ 221.8
Subsequent Event | UFCW Midwest Plan
Defined Benefit Plan Disclosure [Line Items]
Withdrawal obligation recorded	$ 75.0
Gain on settlement	$ 43.3
Combined Plan | Subsequent Event
Defined Benefit Plan Disclosure [Line Items]
Required annual contribution		$ 23.2
Defined contribution plan, term		25 years
MAP And FELRA
Defined Benefit Plan Disclosure [Line Items]
Employer discretionary contribution amount in 401(k)			$ 26.2